Derivative Financial Instruments (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2018	Dec. 31, 2019	Oct. 31, 2019
Derivative liabilities conversion features	$ 0		$ 400,139	$ 565,195
Decrease in fair value of derivatives	114,000		19,491
Extinguishment of derivative liabilities			145,565
Note [Member]
Derivative liabilities conversion features	$ 101,000		$ 565,195
Minimum [Member]
Price per share discount percent			39.00%
Maximum [Member]
Price per share discount percent			40.00%